SHP ETF Trust
NEOS S&P 500 High Income ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 97.9%(a)
Aerospace & Defense — 1.7%
Boeing Co. (The)*	65	$13,101
General Dynamics Corp.	28	6,382
Howmet Aerospace, Inc.	46	1,940
Huntington Ingalls Industries, Inc.	2	430
L3Harris Technologies, Inc.	21	4,435
Lockheed Martin Corp.	28	13,279
Northrop Grumman Corp.	18	8,354
Raytheon Technologies Corp.	182	17,852
Textron, Inc.	27	1,958
TransDigm Group, Inc.	3	2,232
		69,963
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	12	1,199
Expeditors International of Washington, Inc.	19	1,987
FedEx Corp.	29	5,893
United Parcel Service, Inc., Class B	91	16,607
		25,686
Airlines — 0.2%
Alaska Air Group, Inc.*	12	574
American Airlines Group, Inc.*	90	1,438
Delta Air Lines, Inc.*	82	3,144
Southwest Airlines Co.	74	2,485
United Airlines Holdings, Inc.*	46	2,390
		10,031
Auto Components — 0.1%
Aptiv plc*^	30	3,488
BorgWarner, Inc.	28	1,408
		4,896
Automobiles — 2.1%
Ford Motor Co.	558	6,735
General Motors Co.	189	7,322
Tesla, Inc.*	363	74,673
		88,730
Banks — 3.9%
Bank of America Corp.	875	30,012
Citigroup, Inc.	246	12,470
Citizens Financial Group, Inc.	63	2,631
Comerica, Inc.	18	1,262
Fifth Third Bancorp	90	3,267
First Republic Bank	20	2,460
Huntington Bancshares, Inc.	189	2,895
JPMorgan Chase & Co.	370	53,040
KeyCorp	119	2,177
M&T Bank Corp.	20	3,106
PNC Financial Services Group, Inc. (The)	48	7,580
Regions Financial Corp.	120	2,798
Signature Bank	9	1,035
SVB Financial Group*	3	864
Truist Financial Corp.	172	8,075
US Bancorp	172	8,210
Wells Fargo & Co.	479	22,403
Zions Bancorp NA	19	962
		165,247
Beverages — 1.8%
Brown-Forman Corp., Class B	20	1,297
Coca-Cola Co. (The)	486	28,922
Constellation Brands, Inc., Class A	19	4,250
Keurig Dr. Pepper, Inc.	108	3,731
Molson Coors Beverage Co., Class B	20	1,064
Monster Beverage Corp.*	46	4,681
PepsiCo, Inc.	171	29,674
		73,619
Biotechnology — 2.1%
AbbVie, Inc.	219	33,704
Amgen, Inc.	65	15,058
Biogen, Inc.*	18	4,857
Gilead Sciences, Inc.	155	12,482
Incyte Corp.*	20	1,540
Moderna, Inc.*	36	4,997
Regeneron Pharmaceuticals, Inc.*	11	8,365
Vertex Pharmaceuticals, Inc.*	30	8,709
		89,712
Building Products — 0.4%
A O Smith Corp.	12	788
Allegion plc^	10	1,127
Carrier Global Corp.	108	4,863
Johnson Controls International plc^	84	5,269
Masco Corp.	28	1,468
Trane Technologies plc^	28	5,179
		18,694
Capital Markets — 3.0%
Ameriprise Financial, Inc.	11	3,772
Bank of New York Mellon Corp. (The)	91	4,630
BlackRock, Inc.	18	12,410
Cboe Global Markets, Inc.	11	1,388
Charles Schwab Corp. (The)	190	14,805
CME Group, Inc.	46	8,526
FactSet Research Systems, Inc.	2	829
Franklin Resources, Inc.	36	1,061
Goldman Sachs Group, Inc. (The)	39	13,714
Intercontinental Exchange, Inc.	72	7,330
Invesco Ltd.^	56	989
MarketAxess Holdings, Inc.	2	683
Moody’s Corp.	19	5,513
Morgan Stanley	172	16,598
MSCI, Inc.	10	5,221
Nasdaq, Inc.	45	2,523
Northern Trust Corp.	27	2,572
Raymond James Financial, Inc.	27	2,928
S&P Global, Inc.	39	13,307
State Street Corp.	46	4,079
T Rowe Price Group, Inc.	28	3,144
		126,022
Chemicals — 1.8%
Air Products and Chemicals, Inc.	27	7,721
Albemarle Corp.	12	3,052
Celanese Corp.	11	1,278
CF Industries Holdings, Inc.	21	1,804
Corteva, Inc.	92	5,731
Dow, Inc.	90	5,148
DuPont de Nemours, Inc.	63	4,601
Eastman Chemical Co.	12	1,022
Ecolab, Inc.	29	4,622
FMC Corp.	12	1,550
International Flavors & Fragrances, Inc.	30	2,796
Linde plc^	63	21,947
LyondellBasell Industries NV, Class A^	29	2,784
Mosaic Co. (The)	45	2,393
PPG Industries, Inc.	29	3,830
Sherwin-Williams Co. (The)	29	6,419
		76,698
Commercial Services & Supplies — 0.5%
Cintas Corp.	10	4,385
Copart, Inc.*	55	3,875
Republic Services, Inc.	27	3,481
Rollins, Inc.	28	986
Waste Management, Inc.	46	6,889
		19,616
Communications Equipment — 0.9%
Arista Networks, Inc.*	29	4,022
Cisco Systems, Inc.	523	25,324
F5, Inc.*	9	1,287
Juniper Networks, Inc.	38	1,170
Motorola Solutions, Inc.	20	5,256
		37,059
Construction & Engineering — 0.1%
Quanta Services, Inc.	18	2,905

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	9	3,239
Vulcan Materials Co.	18	3,256
		6,495
Consumer Finance — 0.6%
American Express Co.	81	14,093
Capital One Financial Corp.	48	5,236
Discover Financial Services	36	4,032
Synchrony Financial	57	2,036
		25,397
Containers & Packaging — 0.3%
Amcor plc^	190	2,117
Avery Dennison Corp.	9	1,640
Ball Corp.	38	2,136
International Paper Co.	45	1,637
Packaging Corp of America	10	1,367
Sealed Air Corp.	18	875
Westrock Co.	30	942
		10,714
Distributors — 0.1%
Genuine Parts Co.	18	3,184
LKQ Corp.	29	1,661
Pool Corp.	2	714
		5,559
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B*	227	69,276

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	946	17,889
Lumen Technologies, Inc.	120	408
Verizon Communications, Inc.	531	20,608
		38,905
Electric Utilities — 1.8%
Alliant Energy Corp.	29	1,487
American Electric Power Co., Inc.	64	5,630
Constellation Energy Corp.	38	2,846
Duke Energy Corp.	93	8,766
Edison International	47	3,112
Entergy Corp.	27	2,778
Evergy, Inc.	28	1,647
Eversource Energy	45	3,391
Exelon Corp.	120	4,847
FirstEnergy Corp.	65	2,570
NextEra Energy, Inc.	252	17,900
NRG Energy, Inc.	28	918
PG&E Corp.*	199	3,108
Pinnacle West Capital Corp.	11	810
PPL Corp.	91	2,463
Southern Co. (The)	136	8,576
Xcel Energy, Inc.	66	4,262
		75,111
Electrical Equipment — 0.5%
AMETEK, Inc.	28	3,963
Eaton Corp. plc^	47	8,222
Emerson Electric Co.	73	6,038
Generac Holdings, Inc.*	9	1,080
Rockwell Automation, Inc.	12	3,539
		22,842
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	74	5,737
CDW Corp.	18	3,644
Corning, Inc.	99	3,361
Keysight Technologies, Inc.*	20	3,199
TE Connectivity Ltd.^	39	4,965
Teledyne Technologies, Inc.*	3	1,290
Trimble, Inc.*	36	1,874
Zebra Technologies Corp.*	3	901
		24,971
Energy Equipment & Services — 0.4%
Baker Hughes Co.	119	3,641
Halliburton Co.	102	3,696
Schlumberger NV^	171	9,099
		16,436
Entertainment — 1.4%
Activision Blizzard, Inc.	84	6,405
Electronic Arts, Inc.	30	3,328
Live Nation Entertainment, Inc.*	18	1,297
Netflix, Inc.*	56	18,039
Take-Two Interactive Software, Inc.*	19	2,081
Walt Disney Co. (The)*	244	24,305
Warner Bros. Discovery, Inc.*	333	5,202
		60,657

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	56	27,114
Kroger Co. (The)	83	3,581
Sysco Corp.	65	4,847
Walgreens Boots Alliance, Inc.	91	3,233
Walmart, Inc.	180	25,583
		64,358
Food Products — 1.1%
Archer-Daniels-Midland Co.	65	5,174
Campbell Soup Co.	21	1,103
Conagra Brands, Inc.	56	2,039
General Mills, Inc.	72	5,725
Hershey Co. (The)	18	4,290
Hormel Foods Corp.	36	1,598
J M Smucker Co. (The)	11	1,627
Kellogg Co.	29	1,912
Kraft Heinz Co. (The)	99	3,855
Lamb Weston Holdings, Inc.	18	1,811
McCormick & Co., Inc.	29	2,155
Mondelez International, Inc.	171	11,146
Tyson Foods, Inc., Class A	37	2,192
		44,627
Gas Utilities — 0.0% (b)
Atmos Energy Corp.	18	2,031

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	218	22,175
Align Technology, Inc.*	9	2,785
Baxter International, Inc.	64	2,557
Becton Dickinson and Co.	36	8,444
Boston Scientific Corp.*	180	8,410
Cooper Co., Inc. (The)	3	981
DENTSPLY SIRONA, Inc.	27	1,028
Dexcom, Inc.*	47	5,217
Edwards Lifesciences Corp.*	75	6,033
GE HealthCare Technologies Inc.*	46	3,496
Hologic, Inc.*	29	2,310
IDEXX Laboratories, Inc.*	10	4,732
Intuitive Surgical, Inc.*	45	10,323
Medtronic plc^	165	13,662
ResMed, Inc.	18	3,834
STERIS plc^	11	2,068
Stryker Corp.	39	10,252
Teleflex, Inc.	3	715
Zimmer Biomet Holdings, Inc.	27	3,344
		112,366
Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	19	2,956
Cardinal Health, Inc.	29	2,196
Centene Corp.*	73	4,993
Cigna Corp.	37	10,808
CVS Health Corp.	173	14,452
DaVita, Inc.*	3	247
Elevance Health, Inc.	29	13,620
HCA Healthcare, Inc.	27	6,573
Henry Schein, Inc.*	12	940
Humana, Inc.	12	5,940
Laboratory Corp. of America Holdings	10	2,394
McKesson Corp.	18	6,296
Molina Healthcare, Inc.*	3	826
Quest Diagnostics, Inc.	11	1,522
UnitedHealth Group, Inc.	118	56,161
Universal Health Services, Inc., Class B	3	401
		130,325
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.*	2	5,048
Caesars Entertainment, Inc.*	28	1,421
Carnival Corp.*^	136	1,444
Chipotle Mexican Grill, Inc.*	2	2,982
Darden Restaurants, Inc.	12	1,716
Domino’s Pizza, Inc.	2	588
Expedia Group, Inc.*	19	2,071
Hilton Worldwide Holdings, Inc.	36	5,202
Las Vegas Sands Corp.*	39	2,241
Marriott International, Inc., Class A	36	6,093
McDonald’s Corp.	92	24,280
MGM Resorts International	39	1,677
Norwegian Cruise Line Holdings Ltd.*^	56	830
Royal Caribbean Cruises Ltd.*^	28	1,978
Starbucks Corp.	145	14,803
Wynn Resorts Ltd.*	11	1,192
Yum! Brands, Inc.	36	4,578
		78,144
Household Durables — 0.3%
DR Horton, Inc.	37	3,422
Garmin Ltd.^	19	1,865
Lennar Corp., Class A	29	2,805
Mohawk Industries, Inc.*	3	309
Newell Brands, Inc.	47	690
PulteGroup, Inc.	27	1,476
Whirlpool Corp.	3	414
		10,981
Household Products — 1.4%
Church & Dwight Co., Inc.	28	2,346
Clorox Co. (The)	12	1,865
Colgate-Palmolive Co.	101	7,403
Kimberly-Clark Corp.	39	4,877
Procter & Gamble Co. (The)	291	40,030
		56,521
Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp. (The)	83	2,048

Industrial Conglomerates — 0.8%
3M Co.	66	7,111
General Electric Co.	138	11,690
Honeywell International, Inc.	82	15,701
		34,502
Insurance — 2.3%
Aflac, Inc.	72	4,907
Allstate Corp. (The)	29	3,735
American International Group, Inc.	92	5,622
Aon plc, Class A^	27	8,209
Arch Capital Group Ltd.*^	45	3,150
Arthur J Gallagher & Co.	27	5,058
Assurant, Inc.	3	382
Brown & Brown, Inc.	28	1,570
Chubb Ltd.^	48	10,129
Cincinnati Financial Corp.	19	2,293
Everest Re Group Ltd.^	2	768
Globe Life, Inc.	10	1,217
Hartford Financial Services Group, Inc. (The)	38	2,975
Lincoln National Corp.	19	603
Loews Corp.	21	1,283
Marsh & McLennan Cos., Inc.	64	10,377
MetLife, Inc.	82	5,882
Principal Financial Group, Inc.	28	2,508
Progressive Corp. (The)	73	10,477
Prudential Financial, Inc.	46	4,600
Travelers Co., Inc. (The)	28	5,183
W R Berkley Corp.	27	1,787
Willis Towers Watson plc^	11	2,578
		95,293
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A*	766	68,986
Alphabet, Inc., Class C*	676	61,043
Match Group, Inc.*	36	1,491
Meta Platforms, Inc., Class A*	272	47,584
		179,104
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.*	1,152	108,553
eBay, Inc.	66	3,029
Etsy, Inc.*	12	1,457
		113,039
IT Services — 4.4%
Accenture plc, Class A^	84	22,306
Akamai Technologies, Inc.*	19	1,380
Automatic Data Processing, Inc.	54	11,870
Broadridge Financial Solutions, Inc.	12	1,689
Cognizant Technology Solutions Corp., Class A	65	4,071
DXC Technology Co.*	28	777
EPAM Systems, Inc.*	3	923
Fidelity National Information Services, Inc.	74	4,689
Fiserv, Inc.*	81	9,322
FleetCor Technologies, Inc.*	9	1,933
Gartner, Inc.*	9	2,950
Global Payments, Inc.	36	4,039
International Business Machines Corp.	118	15,257
Jack Henry & Associates, Inc.	9	1,478
Mastercard, Inc., Class A	109	38,727
Paychex, Inc.	39	4,306
PayPal Holdings, Inc.*	146	10,746
VeriSign, Inc.*	10	1,968
Visa, Inc., Class A	208	45,748
		184,179
Leisure Products — 0.0% (b)
Hasbro, Inc.	18	990

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	37	5,253
Bio-Rad Laboratories, Inc., Class A*	1	478
Bio-Techne Corp.	19	1,380
Charles River Laboratories International, Inc.*	3	658
Danaher Corp.	83	20,545
Illumina, Inc.*	19	3,785
IQVIA Holdings, Inc.*	21	4,378
Mettler-Toledo International Inc.*	1	1,434
PerkinElmer, Inc.	12	1,495
Thermo Fisher Scientific, Inc.	48	26,004
Waters Corp.*	3	933
West Pharmaceutical Services, Inc.	9	2,853
		69,196
Machinery — 1.7%
Caterpillar, Inc.	63	15,092
Cummins, Inc.	18	4,375
Deere & Co.	30	12,577
Dover Corp.	18	2,698
Fortive Corp.	45	3,000
IDEX Corp.	9	2,025
Illinois Tool Works, Inc.	36	8,394
Ingersoll Rand, Inc.	48	2,787
Nordson Corp.	3	659
Otis Worldwide Corp.	48	4,062
PACCAR, Inc.	65	4,693
Parker-Hannifin Corp.	12	4,222
Pentair plc^	19	1,063
Snap-on, Inc.	3	746
Stanley Black & Decker, Inc.	19	1,626
Westinghouse Air Brake Technologies Corp.	20	2,087
Xylem, Inc.	20	2,053
		72,159
Media — 0.8%
Charter Communications, Inc., Class A*	12	4,411
Comcast Corp., Class A	567	21,076
DISH Network Corp., Class A*	30	342
Fox Corp., Class A	38	1,331
Fox Corp., Class B	18	581
Interpublic Group of Co., Inc. (The)	47	1,670
News Corp., Class A	47	806
News Corp., Class B	12	207
Omnicom Group, Inc.	21	1,902
Paramount Global, Class B	72	1,542
		33,868
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	181	7,416
Newmont Corp.	99	4,317
Nucor Corp.	36	6,028
		17,761
Multiline Retail — 0.5%
Dollar General Corp.	27	5,840
Dollar Tree, Inc.*	27	3,923
Target Corp.	56	9,436
		19,199
Multi-Utilities — 0.8%
Ameren Corp.	30	2,481
CenterPoint Energy, Inc.	75	2,086
CMS Energy Corp.	36	2,123
Consolidated Edison, Inc.	45	4,021
Dominion Energy, Inc.	101	5,618
DTE Energy Co.	21	2,304
NiSource, Inc.	48	1,317
Public Service Enterprise Group, Inc.	63	3,807
Sempra Energy	38	5,698
WEC Energy Group, Inc.	38	3,369
		32,824
Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	38	1,458
Chevron Corp.	217	34,887
ConocoPhillips	153	15,813
Coterra Energy, Inc.	99	2,472
Devon Energy Corp.	82	4,421
Diamondback Energy, Inc.	20	2,812
EOG Resources, Inc.	72	8,137
EQT Corp.	45	1,493
Exxon Mobil Corp.	506	55,614
Hess Corp.	30	4,041
Kinder Morgan, Inc.	244	4,163
Marathon Oil Corp.	75	1,886
Marathon Petroleum Corp.	56	6,922
Occidental Petroleum Corp.	91	5,329
ONEOK, Inc.	55	3,600
Phillips 66	56	5,743
Pioneer Natural Resources Co.	28	5,612
Targa Resources Corp.	28	2,075
Valero Energy Corp.	46	6,060
Williams Co., Inc. (The)	153	4,605
		177,143
Personal Products — 0.2%
Estee Lauder Co., Inc., Class A (The)	28	6,805

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	280	19,309
Catalent, Inc.*	20	1,364
Eli Lilly & Co.	99	30,811
Johnson & Johnson	325	49,810
Merck & Company, Inc.	308	32,722
Organon & Co.	29	710
Pfizer, Inc.	702	28,480
Viatris, Inc.	147	1,676
Zoetis, Inc.	57	9,519
		174,401
Professional Services — 0.3%
CoStar Group, Inc.*	48	3,392
Equifax, Inc.	12	2,430
Jacobs Solutions, Inc.	12	1,434
Leidos Holdings, Inc.	18	1,747
Robert Half International, Inc.	11	887
Verisk Analytics, Inc.	19	3,251
		13,141

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	19	2,846
American Tower Corp.	56	11,089
AvalonBay Communities, Inc.	18	3,105
Boston Properties, Inc.	18	1,179
Camden Property Trust	11	1,262
Crown Castle, Inc.	55	7,191
Digital Realty Trust, Inc.	37	3,856
Equinix, Inc.	10	6,883
Equity Residential	45	2,813
Essex Property Trust, Inc.	9	2,053
Extra Space Storage, Inc.	18	2,964
Federal Realty Investment Trust	9	961
Healthpeak Properties, Inc.	65	1,564
Host Hotels & Resorts, Inc.	92	1,546
Invitation Homes, Inc.	73	2,282
Iron Mountain, Inc.	37	1,952
Kimco Realty Corp.	75	1,546
Mid-America Apartment Communities, Inc.	12	1,921
Prologis, Inc.	118	14,561
Public Storage	19	5,680
Realty Income Corp.	75	4,796
Regency Centers Corp.	19	1,195
SBA Communications Corp.	11	2,853
Simon Property Group, Inc.	38	4,639
UDR, Inc.	38	1,628
Ventas, Inc.	48	2,335
VICI Properties, Inc.	119	3,990
Vornado Realty Trust	19	376
Welltower, Inc.	57	4,225
Weyerhaeuser Co.	92	2,875
		106,166
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	38	3,235

Road & Rail — 0.8%
CSX Corp.	263	8,019
JB Hunt Transport Services, Inc.	10	1,808
Norfolk Southern Corp.	28	6,295
Old Dominion Freight Line, Inc.	10	3,392
Union Pacific Corp.	75	15,546
		35,060
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.*	217	17,052
Analog Devices, Inc.	64	11,742
Applied Materials, Inc.	109	12,660
Broadcom, Inc.	47	27,932
Enphase Energy, Inc.*	18	3,790
First Solar, Inc.*	10	1,691
Intel Corp.	541	13,487
KLA Corp.	18	6,829
Lam Research Corp.	18	8,748
Microchip Technology, Inc.	73	5,915
Micron Technology, Inc.	144	8,326
Monolithic Power Systems, Inc.	3	1,453
NVIDIA Corp.	326	75,684
NXP Semiconductors NV^	30	5,354
ON Semiconductor Corp.*	56	4,335
Qorvo, Inc.*	11	1,110
QUALCOMM, Inc.	146	18,035
Skyworks Solutions, Inc.	19	2,120
SolarEdge Technologies, Inc.*	3	954
Teradyne, Inc.	19	1,922
Texas Instruments, Inc.	117	20,060
		249,199
Software — 8.5%
Adobe, Inc.*	56	18,141
ANSYS, Inc.*	10	3,036
Autodesk, Inc.*	27	5,365
Cadence Design Systems, Inc.*	30	5,788
Ceridian HCM Holding, Inc.*	19	1,386
Fortinet, Inc.*	83	4,934
Gen Digital, Inc.	74	1,444
Intuit, Inc.	36	14,658
Microsoft Corp.	957	238,695
Oracle Corp.	190	16,606
Paycom Software, Inc.*	3	867
PTC, Inc.*	11	1,379
Roper Technologies, Inc.	11	4,732
Salesforce, Inc.*	127	20,778
ServiceNow, Inc.*	21	9,076
Synopsys, Inc.*	19	6,911
Tyler Technologies, Inc.*	2	643
		354,439
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	3	435
AutoZone, Inc.*	1	2,487
Bath & Body Works, Inc.	28	1,144
Best Buy Co., Inc.	21	1,745
CarMax, Inc.*	20	1,381
Home Depot, Inc. (The)	128	37,957
Lowe’s Cos., Inc.	74	15,226
O’Reilly Automotive, Inc.*	3	2,490
Ross Stores, Inc.	39	4,311
TJX Co., Inc. (The)	144	11,031
Tractor Supply Co.	11	2,566
Ulta Beauty, Inc.*	3	1,556
		82,329
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	1,998	294,525
Hewlett Packard Enterprise Co.	164	2,560
HP, Inc.	118	3,483
NetApp, Inc.	28	1,807
Seagate Technology Holdings plc^	21	1,356
Western Digital Corp.*	45	1,732
		305,463
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	165	19,600
Ralph Lauren Corp.	2	236
Tapestry, Inc.	29	1,262
VF Corp.	45	1,117
		22,215
Tobacco — 0.7%
Altria Group, Inc.	219	10,168
Philip Morris International, Inc.	191	18,584
		28,752
Trading Companies & Distributors — 0.2%
Fastenal Co.	74	3,816
United Rentals, Inc.	9	4,217
WW Grainger, Inc.	3	2,005
		10,038
Water Utilities — 0.1%
American Water Works Co, Inc.	20	2,808

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	72	10,237

TOTAL COMMON STOCKS
(Cost $4,086,135)		4,100,187

CONTINGENT VALUE RIGHTS — 0.0% (b)(c)
ABIOMED, Inc.	2	-

TOTAL CONTINGENT VALUE RIGHTS
(Cost $ --)		-

SHORT-TERM INVESTMENTS — 2.0%
Money Market Fund
First American Treasury Obligations Fund, Class X, 4.480% (d)	86,457	86,457
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,457)		86,457

TOTAL INVESTMENTS — 99.9%
(Cost $4,172,592)		4,186,644
OTHER ASSETS LESS LIABILITIES — 0.1%		2,759
NET ASSETS — 100.0%		$4,189,403

*	Non-income producing security.
^	Foreign security.
(a)
All or a portion of these securities has been segregated as collateral for written option contracts. As of 2/28/2023, the aggregate fair value of those securities was $4,100,187, representing 97.9% of net assets.

(b)	Represents less than 0.05%.
(c)	Illiquid security.
(d)	7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SHP ETF Trust
NEOS S&P 500 High Income ETF
Schedule of Written Options
February 28, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at February 28, 2023, is as follows:

WRITTEN OPTIONS	Contracts (e)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
CBOE S&P 500 Index	(4)	$4,080.00	4/21/2023	$(26,475)	$(1,588,060)	$(24,660)
CBOE S&P 500 Index	(4)	$4,140.00	4/21/2023	(17,186)	(1,588,060)	(15,840)
TOTAL WRITTEN OPTIONS				$(43,661)	$(3,176,120)	$(40,500)

(e)	Each contract equals 100 shares.

SHP ETF Trust
NEOS S&P 500 High Income ETF
Notes to Quarterly Schedule of Investments
February 28, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

NEOS S&P 500 High Income ETF	Level 1	Level 2	Level 3		Total
Investments
Common Stocks*	$4,100,187	$-	$-		$4,100,187
Contigent Value Rights	-	-	--	**	-- **
Money Market Fund	86,457	-	-		86,457
Total Investments	$4,186,644	$-	$--	**	$4,186,644
Other Financial Instruments
Liabilities
Written Calls Options***	$-	$(40,500)	$-		$(40,500)
Total Other Financial Instruments	$-	$(40,500)	$-		$(40,500)

* See Schedules of Investments for segregation by industry type.
** Represents amount less than $0.50.
*** The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Fund; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2023.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of February 28, 2023 for the Fund are as follows:

Description	Fair Value as of 2/28/2023		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contigent Value Right*	$	-**	Projected Final Distribution	Discount of Projected Distribution	$0.00-$35.00

*This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

** Represents amount less than $0.50.